Organization and Nature of Operations	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations [Abstract]
Organization and Nature of Operations

Note 1 – Organization and Nature of Operations

Organization and Nature of Operations

Ludwig Enterprises, Inc. (“the Company”), a Nevada Corporation (incorporated February 2006).

The Company is currently seeking to develop products and services through the use of cutting-edge technologies in the health care industry.

Formation of Subsidiaries

On May 18, 2022, the Company formed mRNA for Life, Inc. (“mRNA”), a Wyoming corporation, which is a wholly-owned subsidiary of the Company. mRNA is expected to produce supplements to address clinical diagnoses from mRNA cheek swabs.

On November 18, 2022, the Company formed Precision Genomics, Inc. (“PGI”), a Wyoming corporation, which is a wholly-owned subsidiary of the Company. PGI will be developing proprietary medical artificial intelligence (“AI”) technology that uses mRNA inflammatory language to potentially capture an inflammatory snapshot of disease and the body’s response to treatment.

On June 6, 2023, the Company formed Exousia Ai, Inc. (“EXO”), a Wyoming corporation, which is a wholly-owned subsidiary of the Company. EXO was formed to focus on studying the expression of differentially expressed mRNA genes in various chronic inflammatory diseases.

In October 2024, the Company dissolved 100% ownership of subsidiaries of the Company, mRNA for Life, Inc. and Precision Genomics, Inc.

On December 31, 2024, the Company entered into a Stock Purchase Agreement with Marijuana, Inc., a publicly-traded Florida corporation (“Purchaser”), pursuant to which Purchaser would purchase 100% ownership of a subsidiary of the Company, Exousia Ai, Inc.

As of December 31, 2024, the Company disposed of or dissolved all of its subsidiaries. Accordingly, the financial statements for the year ended December 31, 2025 reflect only the parent company. The comparative financial statements for the year ended December 31, 2024 include the accounts of the Company and its subsidiaries, which were consolidated during that period.

Liquidity, Going Concern and Management’s Plans

These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

As reflected in the accompanying financial statements, for the year ended December 31, 2025, the Company had:

●	Net loss of $2,236,433; and

●	Net cash used in operations was $644,842

Additionally, at December 31, 2025, the Company had:

●	Accumulated deficit of $9,495,799

●	Stockholders’ deficit of $4,388,206; and

●	Working capital deficit of $4,397,372

As of December 31, 2025, the Company has cash deficit of $1,252 and has incurred recurring losses from operations. The management evaluated the Company’s ability to continue as a going concern for the twelve months following the issuance date of these financial statements (the “Evaluation Period”).

The Company does not expect to generate sufficient revenues and positive cash flows from operations to meet its current obligations as they become due within the Evaluation Period. However, the Company will need to obtain and is exploring additional sources of financing including potential sources of debt or equity-based capital and/or strategic transactions at favorable terms, though such terms are not certain.

As a result of these conditions and uncertainties, management has concluded that substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date these consolidated financial statements are issued, and management’s plans do not alleviate that substantial doubt.

These factors create substantial doubt about the Company’s ability to continue as a going concern within the twelve-month period subsequent to the date that these financial statements are issued.

The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Management’s strategic plans include the following:

●	Raising funds to execute business operations more fully during the year ending December 31, 2026,

●	Seek out strategic acquisitions of health care technology; and

●	Explore prospective partnership opportunities